DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Receivables (Details) - ARS ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current [Abstract]
Turnover tax balance		$ 106,029	$ 221,537
VAT credit balance		1,602,417	3,237,694
Income tax credit balance	[1]	400,533	16,270,765
Other tax receivables		611,381	566,810
Prepaid expenses		6,500,659	1,731,443
Advances to suppliers	[2]	30,459,892	46,973,925
Subsidies receivables		10,881,706	10,182,355
Deposits to guarantee		189,475	421,164
Other Receivables UT		74,681	95,200
Others		980,868	1,415,139
Total		51,807,641	81,116,032
Non Current [Abstract]
Turnover tax balance		0	0
VAT credit balance		0	0
Income tax credit balance		0	0
Other tax receivables		0	0
Prepaid expenses		15,505	46,834
Advances to suppliers		0	0
Subsidies receivables		0	0
Deposits to guarantee		0	0
Other Receivables UT		0	0
Others		421,894	31,546
Total		437,399	$ 78,380
Other credits		$ 2,120,362

[1]	Provisions, net of advances paid, withholdings and perceptions
[2]	As of December 31, 2024, it includes Ps. 2,120,362 corresponding to Other current credits with SACDE Sociedad Argentina de Diseño y Desarrollo Estratégico S.A..